Income Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax

17.         Income Tax

Under the laws of the countries of the vessel owning companies’ incorporation and / or vessels’ registration, vessel owning companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of income.

Greek Authorities Tax

In January 2013, Greek Law 4110/2013 amended the provisions of Article 26 of Law 27/1975 by introducing a fixed annual tonnage tax applicable to vessels flying a foreign (non-Greek) flag that are managed by a qualifying office established in Greece pursuant to Article 25 of Law 27/1975 (formerly Law 89/67). The regime is broadly comparable to the tonnage tax applicable to vessels flying the Greek flag. The tonnage tax is calculated by reference to the gross registered tonnage and age of each vessel.

Under the applicable provisions of Greek shipping tax legislation, payment of the tonnage tax is intended to satisfy the Greek income tax liability arising from qualifying shipping income derived from the ownership and operation of such vessels at the level of the ship-owning company and its shareholders, subject to compliance with applicable statutory requirements and limitations. Any tonnage tax or similar charge payable to the flag state of a vessel as a result of its registration under a foreign flag (including the Marshall Islands) may, subject to applicable conditions, be credited against the Greek tonnage tax otherwise payable.

For the years ended December 31, 2025, 2024 and 2023, the Company recognized tonnage tax expense of $314, $216 and $236, respectively , which is included in administrative expenses in the consolidated statements of comprehensive income/(loss).

U.S. Federal Income Tax

Globus is a foreign corporation with wholly owned subsidiaries that are foreign corporations, which derive income from the international operation of a ship or ships that may earn United States (“U.S”) source shipping income for U.S. federal income tax purposes.

Globus believes that under § 883 of the Internal Revenue Code, its income and the income of its ship-owning subsidiaries, to the extent derived from the international operation of a ship or ships, were exempt from U.S. federal income tax in 2025.

The following is a summary, discussing the application of the U.S. federal income tax laws to the Company relating to income derived from the international operation of a ship or ships. The discussion and its conclusion are based upon existing U.S. federal income tax law, including the Internal Revenue Code (the “Code”) and final U.S. Treasury Regulations (the “Regs”) as currently in effect, all of which are subject to change, possibly with retroactive effect.

In general, under § 883, certain non-U.S. corporations are not subject to U.S. federal income tax on their U.S. source income derived from the international operation of a ship or ships (“gross transportation income”). Absent § 883 or a tax treaty exemption, such income generally would be subject to a 4% gross basis tax, or in certain cases, to a net income tax plus a 30% branch profits tax.

For this purpose, U.S. source gross transportation income includes 50% of the shipping income that is attributable to transportation that begins or ends (but that does not both begin and end) in the United States.

Shipping income attributable to transportation exclusively between non-U.S. ports is generally not subject to any U.S. federal income tax. “Shipping income” generally means income that is derived from:

(a) the use of vessels;

(b) the hiring or leasing of vessels for use on a time, operating or bareboat charter basis;

(c) the participation in a pool, partnership, strategic alliance, joint operating agreement or other joint venture the relevant company directly or indirectly owns or participates in that generates such income; or

(d) the performance of services directly related to those uses.

The Regs provide that a foreign corporation will qualify for the benefits of § 883 if, in relevant part, the foreign country in which the foreign corporation is organized grants an equivalent exemption to corporations organized in the U.S. and the foreign corporation meets either the qualified shareholder test or the publicly traded test described below.

17.         Income Tax (continued)

Qualified Shareholder Test

A foreign corporation having more than 50 percent of the value of its outstanding shares owned, directly or indirectly by application of specific attribution rules, for at least half of the number of days in the foreign corporation's taxable year by one or more qualified shareholders will meet the qualified shareholder test. In part, an individual who is a shareholder will be considered a qualified shareholder if he or she is a resident of a qualified foreign country (which means for this purpose that he or she is fully liable to tax in such country, and maintains a tax home in such country for 183 days or more in the taxable year, or certain other rules apply) and does not own his or her interest in the foreign corporation through bearer shares (except for bearer shares held in a dematerialized or immobilized book entry system), either directly or indirectly by application of the attribution rules. In addition, in order to meet the qualified shareholder test, a foreign corporation will need to obtain certifications from its qualified shareholders (including from intermediary entities) substantiating their stock ownership.

Publicly Traded Test

The Publicly Traded Test requires that one or more classes of equity representing more than 50% of the voting power and value in a non-United States corporation be “primarily and regularly traded” on an established securities market either in the United States or in a foreign country that grants an equivalent exemption. Among others, § 883 provides, in relevant part, that the shares of a non-United States corporation will be considered to be “primarily traded” on an established securities market in a country if the number of shares of each class of shares that are traded during any taxable year on all established securities markets in that country exceeds the number of shares in each such class that are traded during that year on established securities markets in any other single country.

Notwithstanding the foregoing, the Regs provide, in relevant part, that a class of shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of outstanding shares which is referred as the 5 Percent Override Rule. The Regs also generally provide that shares will be considered to be “regularly traded” on an established securities market if one or more classes of shares in the corporation representing in the aggregate more than 50% of the total combined voting power and value of all classes of shares of the corporation are listed on an established securities market. Also, with respect to each class relied upon to meet this requirement (1) such class of shares must be traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one-sixth of the days in a short taxable year, and (2) the aggregate number of shares of such class of shares traded on such market during the taxable year must be at least 10% of the average number of shares of such class of shares outstanding during such year or as adjusted for a short taxable year. These two tests are deemed to be satisfied if such class of shares is traded on an established market in the United States and such shares are regularly quoted by dealers making a market in such shares.

In the event that the 5 Percent Override Rule is triggered, § 883 provides that such rule will not apply if the Company can establish that within the group of 5% shareholders, there are sufficient qualified shareholders within the meaning of § 883 to preclude non-qualified shareholders in such group from owning 50% or more of the total value of the Company’s common shares for more than half the number of days during the taxable year.

For the years ended December 31, 2025, 2024 and 2023, Globus and its wholly owned subsidiaries deriving income from the operation of international ships were organized in foreign countries that grant equivalent exemptions to corporations organized in the U.S. Globus’s common shares, representing more than 50% of the voting power and value in Globus, were primarily and regularly traded on the Nasdaq Capital Market, which is an established securities market. Although Globus’s ship-owning and operating subsidiaries were not publicly traded, they should have qualified for the qualified shareholder test by virtue of their ownership by Globus. Accordingly, all of Globus’ and its ship-owning or operating subsidiaries that relied on § 883 for exempting U.S. source income from the international operation of ships should not have been subject to U.S. federal income tax for the years ended December 31, 2025, 2024 and 2023.